                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-09

Check here if Amendment [ ]; Amendment Number: _________________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave
         Suite 1130
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.        West Palm Beach, FL           11-10-09
-----------------------------   ---------------------   ------------------------
[Signature]                          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-___________________   ________________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         61

Form 13F Information Table Value Total:    110,780
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number      Name
---    --------------------      ----
____   28-____________________   ___________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st United Bancorp  Inc. (FL)  COM              33740N105      288         50000 SH       Sole                    50000
ALLETE INC           COM STK   COM              018522300      839         25000 SH       Sole                    25000
ALTRIA GROUP INC               COM              02209S103      619         34739 SH       Sole                    34739
AMERICAN WATER WKS  CO INC     COM              030420103      299         15000 SH       Sole                    15000
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     1399         77100 SH       Sole                    77100
ARCHER-DANIELS MIDLAND CO COM  COM              039483102     1841         63000 SH       Sole                    63000
CAPE BANCORP INC    COM        COM              139209100      103         13398 SH       Sole                    13398
CONSECO INC          COM STK   COM              208464883     6980       1327050 SH       Sole                  1327050
COPYTELE INC        COM        COM              217721109       17         20000 SH       Sole                    20000
DEERE & CO COM                 COM              244199105     1717         40000 SH       Sole                    40000
EMERSON ELECTRIC CO  COM STK   COM              291011104     1844         46000 SH       Sole                    46000
FIRST MERCHANTS CORP COM STK   COM              320817109       70         10000 SH       Sole                    10000
FLORIDA PUB UTILS CO COM STK   COM              341135101      329         27051 SH       Sole                    27051
FLOW INTERNATIONAL CORP (FORME COM              343468104      783        299961 SH       Sole                   299961
FTI CONSULTING INC   COM STK   COM              302941109      426         10000 SH  PUT  Sole                    10000
                                                               639         15000 SH  PUT  Sole                    15000
GREAT PLAINS ENERGY INC COM ST COM              391164100      898         50000 SH       Sole                    50000
GULF IS FABRICATION INC COM ST COM              402307102     1274         68000 SH       Sole                    68000
HEINZ H J CO         COM STK   COM              423074103      795         20000 SH       Sole                    20000
HMN FINANCIAL INC    COM STK   COM              40424G108      164         43808 SH       Sole                    43808
INDIANA CMNTY BANCORP COM STK  COM              454674102      221         26000 SH       Sole                    26000
INTERACTIVE DATA CORP COM STK  COM              45840J107     2802        106900 SH       Sole                   106900
LANCASTER COLONY CORP COM STK  COM              513847103     2564         50000 SH       Sole                    50000
LANCE INC            COM STK   COM              514606102     4648        180000 SH       Sole                   180000
MB FINANCIAL INC               COM              55264U108      566         27000 SH       Sole                    27000
MONROE BANCORP       COM STK   COM              610313108     1126        146799 SH       Sole                   146799
MVC CAP INC          COM STK   COM              553829102      527         60000 SH       Sole                    60000
NEW YORK TIMES CO   CL A COM S COM              650111107      812        100000 SH       Sole                   100000
NEWMONT MINING CORP  COM STK   COM              651639106     1664         37800 SH       Sole                    37800
OLD REP INTL CORP    COM STK   COM              680223104     5005        410900 SH       Sole                   410900
PATTERSON-UTI ENERGY INC (EX P COM              703481101     2425        160600 SH       Sole                   160600
POTLATCH HOLDINGS   INC COM    COM              737630103     1423         50000 SH       Sole                    50000
SEACOAST BKG CORP   FLA COMMON COM              811707306       38         15000 SH       Sole                    15000
SOUTHWEST WTR CO     COM STK   COM              845331107      267         54294 SH       Sole                    54294
SPDR GOLD TRUST                COM              78463V107     4907         49642 SH       Sole                    49642
STRYKER CORP COM               COM              863667101     1835         40400 SH       Sole                    40400
TIME WARNER INC                COM              887317303     1343         46666 SH       Sole                    46666
VALERO ENERGY CORP   COM STK   COM              91913Y100      717         37000 SH       Sole                    37000
                                                               582         30000 SH  CALL Sole                    30000
ZIMMER HOLDINGS INC  COM STK   COM              98956P102     3035         56783 SH       Sole                    56783
FEDERAL NATIONAL    MORTGAGE A PFD              313586737      199        123600 SH       Sole                   123600
FREEPORT-MCMORAN    COPPER & G PFD              35671D782     5442         53364 SH       Sole                    53364
GENERAL MOTORS 7.25% 2-15-52   PFD              370442758      577        174973 SH       Sole                   174973
GENERAL MOTORS CORP SR A 4.5%  PFD              370442741      944        266050 SH       Sole                   266050
NOKIA CORP           ADR       ADR              654902204      452         30900 SH       Sole                    30900
STATOIL ASA                    ADR              85771P102      451         20000 SH       Sole                    20000
PUT - PKX 100 @ 110 EXP 02/20/ PUT              99OC1D753      290           200 SH       Sole                      200
PUT - RIO 100 @ 25  EXP 01/16/ PUT              99OC30593      335          1000 SH       Sole                     1000
PUT - SQQ 100 @ 60  EXP 01/16/ PUT              99OC0KNN1      210           200 SH       Sole                      200
PUT - SQQ 100 @ 60  EXP 02/20/ PUT              99OC1KZ80      227           200 SH       Sole                      200
ABERDEEN ASIA-PACIFIC INCOME F                  003009107     1255        202778 SH       Sole                   202778
GABELLI DIVID & INCOME TR COM                   36242H104      435         35100 SH       Sole                    35100
ISHARES BARCLAYS 20+YEAR TREA                   464287432      987         10000 SH  PUT  Sole                    10000
CDNS CB 1.375 15DEC2011        CONV             127387AD0      913       1000000 PRN      Sole                  1000000
CNO VRN CB 30SEP2035           CONV             208464BH9    17888      19443000 PRN      Sole                 19443000
GDP CB 3.25 01DEC2026          CONV             382410AB4     3390       3675000 PRN      Sole                  3675000
MEE CB 3.25 01AUG2015          CONV             576203AJ2     6205       7830000 PRN      Sole                  7830000
ORI CB 8 15MAY2012             CONV             680223AF1     4314       3500000 PRN      Sole                  3500000
SNDK CB 1 15MAR2035            CONV             55375VAB8     5346       5427000 PRN      Sole                  5427000
SNDK CB 1 15MAY2013            CONV             80004CAC5     2329       3000000 PRN      Sole                  3000000
STX CB 6.8 30APR2010           CONV             577729AC0      764        750000 PRN      Sole                   750000